Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	SPDR INDEX SHARES FUNDS
Entity Central Index Key	0001168164
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000038340
Shareholder Report [Line Items]
Fund Name	SPDR S&P Global Infrastructure ETF
Trading Symbol	GII
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SPDR S&P Global Infrastructure ETF (the "Fund") for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P Global Infrastructure ETF	$20	0.40%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%
AssetsNet	$ 498,116,646
Holdings Count | Holding	77
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 3/31/2025

Total Net Assets$498,116,646 Number of Portfolio Holdings77 Portfolio Turnover Rate5%
Holdings [Text Block]

Top Ten Holdings

Holdings	%
Transurban Group	5.1%
Aena SME SA	4.9%
NextEra Energy, Inc.	4.9%
Enbridge, Inc.	3.9%
Auckland International Airport Ltd.	3.6%
Grupo Aeroportuario DEL Pacifico SAB de CV	3.5%
Southern Co.	3.4%
Duke Energy Corp.	3.2%
Iberdrola SA	3.2%
Williams Cos., Inc.	2.9%

Top Ten Countries

Country	%
United States	41.3%
Australia	8.9%
Spain	8.1%
Canada	7.5%
Mexico	7.0%
France	5.7%
China	4.9%
New Zealand	3.6%
Italy	2.6%
United Kingdom	2.1%

C000096745
Shareholder Report [Line Items]
Fund Name	SPDR S&P Emerging Markets Dividend ETF
Trading Symbol	EDIV
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SPDR S&P Emerging Markets Dividend ETF (the "Fund") for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P Emerging Markets Dividend ETF	$24	0.49%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.49%
AssetsNet	$ 631,669,683
Holdings Count | Holding	109
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 3/31/2025

Total Net Assets$631,669,683 Number of Portfolio Holdings109 Portfolio Turnover Rate17%
Holdings [Text Block]

Top Ten Holdings

Holdings	%
Cia Energetica de Minas Gerais	3.3%
Sino-American Silicon Products, Inc.	2.9%
Banco Bradesco SA	2.6%
Telkom Indonesia Persero Tbk. PT	2.4%
Kunlun Energy Co. Ltd.	2.3%
China CITIC Bank Corp. Ltd., Class H	2.3%
Far Eastern New Century Corp.	1.9%
Thai Beverage PCL	1.8%
Kimberly-Clark de Mexico SAB de CV, Class A	1.8%
Saudi Telecom Co.	1.7%

Top Ten Countries

Country	%
China	24.4%
Taiwan	19.7%
Thailand	11.1%
Malaysia	7.5%
Mexico	6.3%
Brazil	5.9%
Saudi Arabia	5.5%
United Arab Emirates	4.1%
Qatar	3.3%
Indonesia	2.9%

C000038346
Shareholder Report [Line Items]
Fund Name	SPDR S&P China ETF
Trading Symbol	GXC
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SPDR S&P China ETF (the "Fund") for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P China ETF	$30	0.59%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.59%
AssetsNet	$ 468,473,756
Holdings Count | Holding	1,157
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 3/31/2025

Total Net Assets$468,473,756 Number of Portfolio Holdings1,157 Portfolio Turnover Rate5%
Holdings [Text Block]

Top Ten Holdings

Holdings	%
Tencent Holdings Ltd.	12.8%
Alibaba Group Holding Ltd.	8.6%
Meituan, Class B	3.6%
Xiaomi Corp., Class B	3.0%
China Construction Bank Corp., Class H	2.8%
PDD Holdings, Inc.	2.8%
BYD Co. Ltd., Class H	1.9%
JD.com, Inc., Class A	1.9%
Industrial & Commercial Bank of China Ltd., Class H	1.7%
Bank of China Ltd., Class H	1.7%

Top Ten Industries

Industry	%
Interactive Media & Services	14.9%
Broadline Retail	13.5%
Banks	13.0%
Hotels, Restaurants & Leisure	5.9%
Automobiles	4.8%
Technology Hardware, Storage & Peripherals	3.5%
Insurance	3.2%
Oil, Gas & Consumable Fuels	2.4%
Real Estate Management & Development	2.3%
Metals & Mining	2.3%

C000253543
Shareholder Report [Line Items]
Fund Name	SPDR S&P Emerging Markets ex-China ETF
Trading Symbol	XCNY
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SPDR S&P Emerging Markets ex-China ETF (the "Fund") for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P Emerging Markets ex-China ETF	$10	0.22%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.22%
AssetsNet	$ 4,622,081
Holdings Count | Holding	1,243
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 3/31/2025

Total Net Assets$4,622,081 Number of Portfolio Holdings1,243 Portfolio Turnover Rate1%
Holdings [Text Block]

Top Ten Holdings

Holdings	%
Taiwan Semiconductor Manufacturing Co. Ltd.	10.7%
HDFC Bank Ltd.	1.9%
Reliance Industries Ltd.	1.6%
ICICI Bank Ltd.	1.3%
Infosys Ltd.	1.1%
MediaTek, Inc.	0.9%
Bharti Airtel Ltd.	0.9%
Hon Hai Precision Industry Co. Ltd.	0.9%
Al Rajhi Bank	0.9%
Naspers Ltd., Class N	0.7%

Top Ten Countries

Country	%
India	31.5%
Taiwan	27.0%
Brazil	6.4%
Saudi Arabia	5.9%
South Africa	4.6%
Mexico	3.0%
Malaysia	2.8%
United Arab Emirates	2.5%
Indonesia	2.2%
Thailand	2.2%

C000062489
Shareholder Report [Line Items]
Fund Name	SPDR Dow Jones Global Real Estate ETF
Trading Symbol	RWO
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SPDR Dow Jones Global Real Estate ETF (the "Fund") for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Dow Jones Global Real Estate ETF	$24	0.50%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.50%
AssetsNet	$ 1,092,438,775
Holdings Count | Holding	229
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 3/31/2025

Total Net Assets$1,092,438,775 Number of Portfolio Holdings229 Portfolio Turnover Rate2%
Holdings [Text Block]

Top Ten Holdings

Holdings	%
Prologis, Inc.	7.2%
Welltower, Inc.	6.5%
Equinix, Inc.	5.5%
Simon Property Group, Inc.	3.5%
Realty Income Corp.	3.5%
Public Storage	3.3%
Digital Realty Trust, Inc.	3.2%
Extra Space Storage, Inc.	2.2%
AvalonBay Communities, Inc.	2.1%
Ventas, Inc.	2.1%

Top Ten Countries

Country	%
United States	72.7%
Japan	8.2%
United Kingdom	3.5%
Singapore	2.8%
Australia	2.4%
France	1.6%
Hong Kong	1.4%
Sweden	1.3%
Switzerland	1.1%
Canada	0.8%

C000038339
Shareholder Report [Line Items]
Fund Name	SPDR Dow Jones International Real Estate ETF
Trading Symbol	RWX
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SPDR Dow Jones International Real Estate ETF (the "Fund") for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Dow Jones International Real Estate ETF	$28	0.59%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.59%
AssetsNet	$ 249,776,663
Holdings Count | Holding	124
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 3/31/2025

Total Net Assets$249,776,663 Number of Portfolio Holdings124 Portfolio Turnover Rate2%
Holdings [Text Block]

Top Ten Holdings

Holdings	%
Mitsui Fudosan Co. Ltd.	6.4%
Link REIT	3.1%
Segro PLC	3.1%
Scentre Group	2.8%
Swiss Prime Site AG	2.4%
CapitaLand Integrated Commercial Trust	2.2%
Unibail-Rodamco-Westfield	2.2%
Klepierre SA	1.9%
Nippon Building Fund, Inc.	1.9%
PSP Swiss Property AG	1.8%

Top Ten Countries

Country	%
Japan	30.4%
United Kingdom	13.0%
Singapore	10.5%
Australia	8.8%
France	6.2%
Hong Kong	5.1%
Sweden	4.8%
Switzerland	4.3%
Canada	2.9%
Belgium	2.6%

C000017550
Shareholder Report [Line Items]
Fund Name	SPDR EURO STOXX 50 ETF
Trading Symbol	FEZ
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SPDR EURO STOXX 50 ETF (the "Fund") for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR EURO STOXX 50 ETF	$15	0.29%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.29%
AssetsNet	$ 4,459,521,962
Holdings Count | Holding	53
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 3/31/2025

Total Net Assets$4,459,521,962 Number of Portfolio Holdings53 Portfolio Turnover Rate1%
Holdings [Text Block]

Top Ten Holdings

Holdings	%
SAP SE	6.8%
ASML Holding NV	6.5%
Siemens AG	4.3%
LVMH Moet Hennessy Louis Vuitton SE	4.0%
Allianz SE	3.7%
TotalEnergies SE	3.7%
Deutsche Telekom AG	3.4%
Schneider Electric SE	3.3%
Sanofi SA	3.3%
Air Liquide SA	2.8%

Top Countries

Country	%
France	31.8%
Germany	28.9%
Netherlands	11.0%
Spain	8.3%
Italy	7.7%
United States	7.1%
Finland	1.8%
Belgium	1.6%
China	1.5%

C000149166
Shareholder Report [Line Items]
Fund Name	SPDR MSCI ACWI Climate Paris Aligned ETF
Trading Symbol	NZAC
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SPDR MSCI ACWI Climate Paris Aligned ETF (the "Fund") for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR MSCI ACWI Climate Paris Aligned ETF	$6	0.12%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%
AssetsNet	$ 144,851,690
Holdings Count | Holding	784
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 3/31/2025

Total Net Assets$144,851,690 Number of Portfolio Holdings784 Portfolio Turnover Rate7%
Holdings [Text Block]

Top Ten Holdings

Holdings	%
Apple, Inc.	4.6%
Microsoft Corp.	3.8%
NVIDIA Corp.	3.8%
Amazon.com, Inc.	2.3%
Meta Platforms, Inc., Class A	1.8%
Alphabet, Inc., Class C	1.4%
Tesla, Inc.	1.2%
JPMorgan Chase & Co.	1.1%
Eli Lilly & Co.	1.1%
Broadcom, Inc.	1.1%

Top Ten Countries

Country	%
United States	65.7%
Japan	4.0%
China	3.6%
Canada	3.4%
France	2.3%
Switzerland	2.2%
United Kingdom	2.0%
India	1.7%
Taiwan	1.3%
Germany	1.2%

C000038341
Shareholder Report [Line Items]
Fund Name	SPDR MSCI ACWI ex-US ETF
Trading Symbol	CWI
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SPDR MSCI ACWI ex-US ETF (the "Fund") for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR MSCI ACWI ex-US ETF	$15	0.30%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%
AssetsNet	$ 1,695,471,829
Holdings Count | Holding	1,258
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 3/31/2025

Total Net Assets$1,695,471,829 Number of Portfolio Holdings1,258 Portfolio Turnover Rate1%
Holdings [Text Block]

Top Ten Holdings

Holdings	%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.6%
Tencent Holdings Ltd.	1.5%
SAP SE	1.1%
Nestle SA	1.0%
ASML Holding NV	1.0%
Alibaba Group Holding Ltd.	1.0%
Shell PLC	0.9%
Roche Holding AG	0.9%
Novartis AG	0.8%
Novo Nordisk AS, Class B	0.8%

Top Ten Countries

Country	%
Japan	13.7%
China	9.3%
Canada	7.5%
United Kingdom	7.4%
United States	7.2%
France	6.2%
Germany	6.2%
India	5.4%
Taiwan	4.9%
Australia	4.2%

C000167041
Shareholder Report [Line Items]
Fund Name	SPDR MSCI EAFE Fossil Fuel Reserves Free ETF
Trading Symbol	EFAX
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SPDR MSCI EAFE Fossil Fuel Reserves Free ETF (the "Fund") for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF	$10	0.20%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%
AssetsNet	$ 327,801,575
Holdings Count | Holding	664
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 3/31/2025

Total Net Assets$327,801,575 Number of Portfolio Holdings664 Portfolio Turnover Rate2%
Holdings [Text Block]

Top Ten Holdings

Holdings	%
SAP SE	1.7%
Nestle SA	1.7%
ASML Holding NV	1.6%
Roche Holding AG	1.5%
AstraZeneca PLC	1.4%
Novo Nordisk AS, Class B	1.4%
Novartis AG	1.4%
HSBC Holdings PLC	1.3%
Siemens AG	1.1%
LVMH Moet Hennessy Louis Vuitton SE	1.1%

Top Ten Countries

Country	%
Japan	21.6%
United Kingdom	12.1%
Germany	10.6%
United States	9.8%
France	9.4%
Switzerland	5.3%
Australia	5.1%
Netherlands	4.2%
Sweden	3.4%
Spain	3.1%

C000141272
Shareholder Report [Line Items]
Fund Name	SPDR MSCI EAFE StrategicFactors ETF
Trading Symbol	QEFA
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SPDR MSCI EAFE StrategicFactors ETF (the "Fund") for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR MSCI EAFE StrategicFactors ETF	$15	0.30%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%
AssetsNet	$ 867,148,291
Holdings Count | Holding	653
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 3/31/2025

Total Net Assets$867,148,291 Number of Portfolio Holdings653 Portfolio Turnover Rate9%
Holdings [Text Block]

Top Ten Holdings

Holdings	%
Roche Holding AG	2.2%
Nestle SA	2.2%
Novartis AG	1.9%
ASML Holding NV	1.7%
AstraZeneca PLC	1.7%
Unilever PLC	1.4%
Novo Nordisk AS, Class B	1.2%
Shell PLC	1.1%
Zurich Insurance Group AG	1.1%
TotalEnergies SE	1.0%

Top Ten Countries

Country	%
Japan	21.1%
United States	12.2%
United Kingdom	10.9%
France	8.2%
Germany	7.8%
Switzerland	6.3%
Netherlands	4.8%
Australia	4.8%
Spain	3.5%
Italy	3.0%

C000167042
Shareholder Report [Line Items]
Fund Name	SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF
Trading Symbol	EEMX
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF (the "Fund") for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF	$15	0.30%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%
AssetsNet	$ 80,404,388
Holdings Count | Holding	1,061
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 3/31/2025

Total Net Assets$80,404,388 Number of Portfolio Holdings1,061 Portfolio Turnover Rate19%
Holdings [Text Block]

Top Ten Holdings

Holdings	%
Taiwan Semiconductor Manufacturing Co. Ltd.	9.1%
Tencent Holdings Ltd.	5.6%
Alibaba Group Holding Ltd.	3.4%
Samsung Electronics Co. Ltd.	2.5%
HDFC Bank Ltd.	1.6%
Xiaomi Corp., Class B	1.4%
Meituan, Class B	1.3%
China Construction Bank Corp., Class H	1.1%
ICICI Bank Ltd.	1.1%
PDD Holdings, Inc.	1.1%

Top Ten Countries

Country	%
China	31.6%
Taiwan	17.9%
India	17.2%
South Korea	9.5%
Brazil	3.8%
Saudi Arabia	3.8%
South Africa	3.0%
Mexico	2.0%
United Arab Emirates	1.5%
Malaysia	1.4%

C000141273
Shareholder Report [Line Items]
Fund Name	SPDR MSCI Emerging Markets StrategicFactors ETF
Trading Symbol	QEMM
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SPDR MSCI Emerging Markets StrategicFactors ETF (the "Fund") for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR MSCI Emerging Markets StrategicFactors ETF	$14	0.30%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.30%
AssetsNet	$ 37,521,353
Holdings Count | Holding	857
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 3/31/2025

Total Net Assets$37,521,353 Number of Portfolio Holdings857 Portfolio Turnover Rate9%
Holdings [Text Block]

Top Ten Holdings

Holdings	%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.2%
PDD Holdings, Inc.	2.4%
Infosys Ltd.	2.1%
China Construction Bank Corp., Class H	1.7%
Samsung Electronics Co. Ltd.	1.6%
Tata Consultancy Services Ltd.	1.6%
Saudi Arabian Oil Co.	1.6%
MediaTek, Inc.	1.5%
Bank of China Ltd., Class H	1.3%
Alibaba Group Holding Ltd.	1.3%

Top Ten Countries

Country	%
China	27.5%
India	20.7%
Taiwan	15.5%
South Korea	6.7%
Saudi Arabia	6.1%
Brazil	4.6%
United Arab Emirates	2.6%
Thailand	2.0%
South Africa	1.9%
Malaysia	1.9%

C000141274
Shareholder Report [Line Items]
Fund Name	SPDR MSCI World StrategicFactors ETF
Trading Symbol	QWLD
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SPDR MSCI World StrategicFactors ETF (the "Fund") for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR MSCI World StrategicFactors ETF	$15	0.30%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%
AssetsNet	$ 156,115,322
Holdings Count | Holding	1,340
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 3/31/2025

Total Net Assets$156,115,322 Number of Portfolio Holdings1,340 Portfolio Turnover Rate6%
Holdings [Text Block]

Top Ten Holdings

Holdings	%
Apple, Inc.	2.3%
Microsoft Corp.	2.2%
Meta Platforms, Inc., Class A	1.9%
Visa, Inc., Class A	1.4%
NVIDIA Corp.	1.3%
UnitedHealth Group, Inc.	1.2%
Eli Lilly & Co.	1.2%
Johnson & Johnson	1.2%
Procter & Gamble Co.	1.1%
Alphabet, Inc., Class A	1.0%

Top Ten Countries

Country	%
United States	68.8%
Japan	7.7%
United Kingdom	2.9%
Germany	2.9%
Canada	2.7%
France	2.3%
Switzerland	1.8%
Netherlands	1.5%
Australia	1.4%
Spain	1.4%

C000038337
Shareholder Report [Line Items]
Fund Name	SPDR Portfolio Developed World ex-US ETF
Trading Symbol	SPDW
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SPDR Portfolio Developed World ex-US ETF (the "Fund") for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Portfolio Developed World ex-US ETF	$1	0.03%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.03%
AssetsNet	$ 23,507,080,309
Holdings Count | Holding	2,377
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 3/31/2025

Total Net Assets$23,507,080,309 Number of Portfolio Holdings2,377 Portfolio Turnover Rate1%
Holdings [Text Block]

Top Ten Holdings

Holdings	%
SAP SE	1.1%
Nestle SA	1.1%
ASML Holding NV	1.1%
Roche Holding AG	1.0%
Shell PLC	1.0%
AstraZeneca PLC	0.9%
Novartis AG	0.9%
Toyota Motor Corp.	0.9%
Novo Nordisk AS, Class B	0.9%
HSBC Holdings PLC	0.9%

Top Ten Countries

Country	%
Japan	21.7%
Canada	9.7%
United Kingdom	9.6%
United States	8.2%
Germany	7.5%
France	7.2%
Australia	5.9%
Switzerland	4.0%
South Korea	3.9%
Sweden	3.0%

C000038347
Shareholder Report [Line Items]
Fund Name	SPDR Portfolio Emerging Markets ETF
Trading Symbol	SPEM
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SPDR Portfolio Emerging Markets ETF (the "Fund") for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Portfolio Emerging Markets ETF	$3	0.07%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.07%
AssetsNet	$ 10,354,481,591
Holdings Count | Holding	3,084
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 3/31/2025

Total Net Assets$10,354,481,591 Number of Portfolio Holdings3,084 Portfolio Turnover Rate0%
Holdings [Text Block]

Top Ten Holdings

Holdings	%
Taiwan Semiconductor Manufacturing Co. Ltd.	7.3%
Tencent Holdings Ltd.	4.4%
Alibaba Group Holding Ltd.	2.8%
HDFC Bank Ltd.	1.4%
Reliance Industries Ltd.	1.2%
Xiaomi Corp., Class B	1.2%
Meituan, Class B	1.0%
ICICI Bank Ltd.	1.0%
China Construction Bank Corp., Class H	1.0%
PDD Holdings, Inc.	0.9%

Top Ten Countries

Country	%
China	33.0%
India	21.5%
Taiwan	18.2%
Brazil	4.6%
Saudi Arabia	4.1%
South Africa	3.0%
Mexico	1.9%
Malaysia	1.8%
United Arab Emirates	1.6%
Thailand	1.6%

C000017549
Shareholder Report [Line Items]
Fund Name	SPDR Portfolio Europe ETF
Trading Symbol	SPEU
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SPDR Portfolio Europe ETF (the "Fund") for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Portfolio Europe ETF	$3	0.07%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.07%
AssetsNet	$ 1,058,178,946
Holdings Count | Holding	1,806
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 3/31/2025

Total Net Assets$1,058,178,946 Number of Portfolio Holdings1,806 Portfolio Turnover Rate2%
Holdings [Text Block]

Top Ten Holdings

Holdings	%
SAP SE	2.1%
Nestle SA	2.0%
ASML Holding NV	2.0%
Roche Holding AG	1.9%
AstraZeneca PLC	1.7%
Shell PLC	1.7%
Novartis AG	1.7%
Novo Nordisk AS, Class B	1.7%
HSBC Holdings PLC	1.5%
Siemens AG	1.3%

Top Ten Countries

Country	%
United Kingdom	17.5%
France	14.0%
Germany	14.0%
United States	13.0%
Switzerland	7.5%
Sweden	5.9%
Netherlands	5.5%
Italy	4.7%
Spain	4.5%
Denmark	3.5%

C000110424
Shareholder Report [Line Items]
Fund Name	SPDR Portfolio MSCI Global Stock Market ETF
Trading Symbol	SPGM
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SPDR Portfolio MSCI Global Stock Market ETF (the "Fund") for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Portfolio MSCI Global Stock Market ETF	$4	0.09%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.09%
AssetsNet	$ 953,594,805
Holdings Count | Holding	2,836
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 3/31/2025

Total Net Assets$953,594,805 Number of Portfolio Holdings2,836 Portfolio Turnover Rate2%
Holdings [Text Block]

Top Ten Holdings

Holdings	%
Apple, Inc.	3.8%
NVIDIA Corp.	3.1%
Microsoft Corp.	3.1%
Amazon.com, Inc.	2.1%
Meta Platforms, Inc., Class A	1.5%
Alphabet, Inc., Class A	1.0%
Alphabet, Inc., Class C	1.0%
JPMorgan Chase & Co.	1.0%
Broadcom, Inc.	0.9%
Tesla, Inc.	0.9%

Top Ten Countries

Country	%
United States	64.9%
Japan	5.5%
China	3.2%
United Kingdom	2.8%
Canada	2.7%
India	2.1%
Germany	2.1%
France	2.0%
Taiwan	1.8%
Australia	1.6%

C000038345
Shareholder Report [Line Items]
Fund Name	SPDR S&P Emerging Asia Pacific ETF
Trading Symbol	GMF
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SPDR S&P Emerging Asia Pacific ETF (the "Fund") for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P Emerging Asia Pacific ETF	$24	0.49%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.49%
AssetsNet	$ 352,887,834
Holdings Count | Holding	1,292
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 3/31/2025

Total Net Assets$352,887,834 Number of Portfolio Holdings1,292 Portfolio Turnover Rate2%
Holdings [Text Block]

Top Ten Holdings

Holdings	%
Taiwan Semiconductor Manufacturing Co. Ltd.	9.4%
Tencent Holdings Ltd.	5.5%
Alibaba Group Holding Ltd.	3.5%
HDFC Bank Ltd.	1.7%
Meituan, Class B	1.4%
Reliance Industries Ltd.	1.4%
ICICI Bank Ltd.	1.3%
China Construction Bank Corp., Class H	1.3%
Xiaomi Corp., Class B	1.2%
PDD Holdings, Inc.	1.1%

Top Countries

Country	%
China	42.1%
India	27.4%
Taiwan	23.7%
Malaysia	2.7%
Thailand	2.0%
Indonesia	1.9%
Philippines	0.8%
Hong Kong	0.3%
United States	0.1%

C000060582
Shareholder Report [Line Items]
Fund Name	SPDR S&P Emerging Markets Small Cap ETF
Trading Symbol	EWX
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SPDR S&P Emerging Markets Small Cap ETF (the "Fund") for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P Emerging Markets Small Cap ETF	$31	0.65%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.65%
AssetsNet	$ 640,743,432
Holdings Count | Holding	3,376
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 3/31/2025

Total Net Assets$640,743,432 Number of Portfolio Holdings3,376 Portfolio Turnover Rate1%
Holdings [Text Block]

Top Ten Holdings

Holdings	%
Zai Lab Ltd.	0.3%
Asseco Poland SA	0.2%
Grupa Kety SA	0.2%
Meitu, Inc.	0.2%
Chinasoft International Ltd.	0.2%
Yangzijiang Financial Holding Ltd.	0.2%
Kingsoft Cloud Holdings Ltd.	0.2%
Tong Yang Industry Co. Ltd.	0.2%
Capital Securities Corp.	0.2%
National Industries Group Holding SAK	0.2%

Top Ten Countries

Country	%
China	27.8%
Taiwan	24.5%
India	17.1%
Malaysia	4.1%
Saudi Arabia	3.7%
South Africa	3.1%
Turkey	2.9%
Brazil	2.8%
Thailand	2.8%
Indonesia	1.7%

C000126352
Shareholder Report [Line Items]
Fund Name	SPDR S&P Global Dividend ETF
Trading Symbol	WDIV
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SPDR S&P Global Dividend ETF (the "Fund") for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P Global Dividend ETF	$20	0.40%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%
AssetsNet	$ 191,823,294
Holdings Count | Holding	104
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 3/31/2025

Total Net Assets$191,823,294 Number of Portfolio Holdings104 Portfolio Turnover Rate44%
Holdings [Text Block]

Top Ten Holdings

Holdings	%
APA Group	1.7%
Altria Group, Inc.	1.7%
TELUS Corp.	1.6%
Bouygues SA	1.5%
Far East Horizon Ltd.	1.5%
Verizon Communications, Inc.	1.5%
Henderson Land Development Co. Ltd.	1.4%
Sino Land Co. Ltd.	1.4%
Legal & General Group PLC	1.4%
CVS Health Corp.	1.4%

Top Ten Countries

Country	%
United States	22.0%
Canada	17.6%
China	11.0%
Japan	9.4%
Switzerland	6.2%
Hong Kong	5.3%
Italy	5.0%
United Kingdom	4.3%
South Korea	2.7%
France	2.5%

C000092104
Shareholder Report [Line Items]
Fund Name	SPDR S&P Global Natural Resources ETF
Trading Symbol	GNR
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SPDR S&P Global Natural Resources ETF (the "Fund") for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P Global Natural Resources ETF	$19	0.40%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.40%
AssetsNet	$ 2,720,039,929
Holdings Count | Holding	104
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 3/31/2025

Total Net Assets$2,720,039,929 Number of Portfolio Holdings104 Portfolio Turnover Rate6%
Holdings [Text Block]

Top Ten Holdings

Holdings	%
Shell PLC	5.4%
Exxon Mobil Corp.	5.1%
Nutrien Ltd.	4.8%
BHP Group Ltd.	4.6%
TotalEnergies SE	3.6%
UPM-Kymmene OYJ	2.9%
Chevron Corp.	2.7%
Reliance Industries Ltd.	2.5%
Newmont Corp.	2.4%
Agnico Eagle Mines Ltd.	2.4%

Top Ten Countries

Country	%
United States	42.2%
Canada	15.2%
Australia	9.1%
Brazil	6.1%
Finland	4.2%
France	3.6%
India	2.5%
South Africa	2.5%
China	2.1%
Sweden	2.0%

C000057694
Shareholder Report [Line Items]
Fund Name	SPDR S&P International Dividend ETF
Trading Symbol	DWX
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SPDR S&P International Dividend ETF (the "Fund") for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P International Dividend ETF	$22	0.45%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.45%
AssetsNet	$ 412,750,758
Holdings Count | Holding	103
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 3/31/2025

Total Net Assets$412,750,758 Number of Portfolio Holdings103 Portfolio Turnover Rate11%
Holdings [Text Block]

Top Ten Holdings

Holdings	%
APA Group	2.1%
Orange SA	2.0%
Bouygues SA	1.8%
BP PLC	1.8%
Snam SpA	1.7%
Italgas SpA	1.7%
EDP SA	1.7%
Redeia Corp. SA	1.6%
Eiffage SA	1.5%
National Grid PLC	1.5%

Top Ten Countries

Country	%
Japan	23.1%
Canada	13.5%
United Kingdom	7.9%
Australia	6.9%
United States	6.1%
Taiwan	6.1%
France	6.1%
Switzerland	5.4%
Italy	4.6%
Germany	3.6%

C000038338
Shareholder Report [Line Items]
Fund Name	SPDR S&P International Small Cap ETF
Trading Symbol	GWX
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SPDR S&P International Small Cap ETF (the "Fund") for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P International Small Cap ETF	$19	0.40%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.40%
AssetsNet	$ 617,917,613
Holdings Count | Holding	2,189
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 3/31/2025

Total Net Assets$617,917,613 Number of Portfolio Holdings2,189 Portfolio Turnover Rate3%
Holdings [Text Block]

Top Ten Holdings

Holdings	%
Nikkon Holdings Co. Ltd.	0.4%
Food & Life Cos. Ltd.	0.3%
Protector Forsikring ASA	0.3%
Furukawa Electric Co. Ltd.	0.3%
Genesis Minerals Ltd.	0.2%
Makino Milling Machine Co. Ltd.	0.2%
Kanematsu Corp.	0.2%
De Grey Mining Ltd.	0.2%
Genius Sports Ltd.	0.2%
Insignia Financial Ltd.	0.2%

Top Ten Countries

Country	%
Japan	39.6%
South Korea	9.4%
Australia	8.1%
Canada	7.9%
United Kingdom	6.9%
Sweden	4.7%
Israel	3.7%
Germany	2.4%
United States	1.7%
Italy	1.6%

C000163789
Shareholder Report [Line Items]
Fund Name	SPDR S&P North American Natural Resources ETF
Trading Symbol	NANR
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SPDR S&P North American Natural Resources ETF (the "Fund") for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P North American Natural Resources ETF	$17	0.35%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.35%
AssetsNet	$ 627,452,999
Holdings Count | Holding	159
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 3/31/2025

Total Net Assets$627,452,999 Number of Portfolio Holdings159 Portfolio Turnover Rate7%
Holdings [Text Block]

Top Ten Holdings

Holdings	%
Exxon Mobil Corp.	10.3%
Chevron Corp.	7.1%
Newmont Corp.	3.7%
Freeport-McMoRan, Inc.	3.7%
Agnico Eagle Mines Ltd.	3.7%
ConocoPhillips	3.4%
Corteva, Inc.	2.9%
Wheaton Precious Metals Corp.	2.4%
Barrick Gold Corp.	2.3%
Franco-Nevada Corp.	2.0%

Top Countries

Country	%
United States	73.0%
Canada	21.2%
Brazil	2.5%
United Kingdom	1.4%
Zambia	0.6%
Congo, the Republic of	0.4%
Chile	0.4%
Burkina Faso	0.2%
Turkey	0.2%